Vessel Revenues, net - Accounts receivable trade, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Vessel Revenues, Net [Abstract]
Time charter revenues	$ 5,301	$ 12,424
Voyage charter revenues	856	0
Total vessel revenues	6,157	$ 12,424
Accounts Receivable Trade, Net [Abstract]
Accounts receivable trade, net	1,804		$ 3,064
Time Charter [Member]
Accounts Receivable Trade, Net [Abstract]
Accounts receivable trade, net	1,658		3,024
Voyage Charter [Member]
Accounts Receivable Trade, Net [Abstract]
Accounts receivable trade, net	$ 146		$ 40